Revenue	3 Months Ended
Mar. 31, 2026
Revenue [Abstract]
REVENUE
7	REVENUE

For the periods ended March 31, 2026 and 2025, the Group’s revenue based on operations consists of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025
Subscription package revenue	13,812,977	4,028,469
Rental revenue	3,199,573	2,094,340
Reservation revenue	4,272	1,268
Gross Sales	17,016,822	6,124,077

Sales discount	(1,585,352)	(97,041)
Sales refunds	(4,061)	(3,876)
Net Sales	15,427,409	6,023,160

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant trip is taken, as that represents the satisfaction of the Group’s performance obligation.

	March 31, 2026	December 31, 2025
Wallet	2,055,806	1,950,458
Other	304,712	178,694
Total	2,360,518	2,129,152

The table below shows the wallet balances movement for the periods ended March 31, 2026 and 2025:

	January 1, 2026	Additions	2026 Revenue	FX rate Adj	March 31, 2026
Deferred revenue	1,950,458	1,294,546	(1,122,323)	(66,875)	2,055,806
Total	1,950,458	1,294,546	(1,122,323)	(66,875)	2,055,806

	January 1, 2025	Additions	2025 Revenue	FX rate Adj	December 31, 2025
Deferred revenue	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458
Total	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458